Going Concern (Details)		6 Months Ended
	May 06, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Going Concern [Line Items]
Net cash outflow from operating activities		$ (3,064,508)	$ 231,656
Working capital deficit		2,962,179
Accumulated deficit		(3,018,659)		$ (4,898,117)
Total shareholders’ deficit		$ (2,745,333)	$ (1,387,139)	$ (4,578,797)	$ 587,833
Forecast [Member]
Going Concern [Line Items]
Capital contribution (in Yuan Renminbi) | ¥	¥ 30,000,000